Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank available	$ 1,648	$ 1,666
Time deposits	1,132	604
Money Market Funds	492	700
Interest bearing securities	2,485	1,656
Disclosure of financial assets [line items]
Restricted cash, including margin deposits	999	552
Cash and cash equivalents	6,757	5,177	$ 7,556	$ 4,390
Collateral deposits related to trading activities	425	$ 414
Nigeria [member]
Disclosure of financial assets [line items]
Restricted cash, including margin deposits	$ 574